Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.6%
13,570	iShares 20+ Year Treasury Bond ETF	$1,390,247	3.9
4,057	iShares Russell 2000 ETF	669,080	1.9
18,682	Vanguard Russell 1000 Growth ETF	1,012,751	2.9
7,396	Vanguard S&P 500 ETF	2,428,107	6.9

	Total Exchange-Traded Funds
	(Cost $6,556,302)	5,500,185	15.6

MUTUAL FUNDS: 84.2%
	Affiliated Investment Companies: 84.2%
247,364	Voya Intermediate Bond Fund - Class R6	2,097,650	6.0
283,234	Voya Large Cap Value Portfolio - Class R6	1,325,533	3.8
219,591	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,767,709	5.0
439,727	Voya Multi-Manager International Equity Fund - Class I	3,385,901	9.6
523,917	Voya Multi-Manager International Factors Fund - Class I	3,782,679	10.7
83,732	Voya Multi-Manager Mid Cap Value Fund - Class I	708,372	2.0
17,436	(1) Voya Small Cap Growth Fund - Class R6	542,725	1.5
74,133	(1) Voya Small Company Fund - Class R6	849,564	2.4
398,978	Voya U.S. Stock Index Portfolio - Class I	5,940,786	16.9
79,661	VY® BrandywineGLOBAL - Bond Portfolio - Class I	740,850	2.1
153,445	VY® Columbia Contrarian Core Portfolio - Class I	2,289,392	6.5
67,608	VY® Invesco Comstock Portfolio - Class I	1,253,444	3.6
113,157	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,706,715	7.7
89,127	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	721,927	2.1
25,106	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,507,612	4.3

	Total Mutual Funds
	(Cost $40,165,693)	29,620,859	84.2

	Total Investments in Securities (Cost $46,721,995)	$35,121,044	99.8
	Assets in Excess of Other Liabilities	60,908	0.2
	Net Assets	$35,181,952	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,500,185	$–	$–	$5,500,185
Mutual Funds	29,620,859	–	–	29,620,859
Total Investments, at fair value	$35,121,044	$–	$–	$35,121,044

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,288,027	$60,961	$(1,294,638)	$(54,350)	$-	$6,367	$12,850	$-
Voya Intermediate Bond Fund - Class R6	1,700,030	1,979,116	(1,320,041)	(261,455)	2,097,650	53,890	(204,589)	-
Voya Large Cap Value Portfolio - Class R6	-	2,523,372	(159,567)	(1,038,272)	1,325,533	-	(20,897)	811,423
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,035,954	744,364	(354,941)	(657,668)	1,767,709	-	(76,428)	-
Voya Multi-Manager International Equity Fund - Class I	5,841,631	1,306,443	(2,116,664)	(1,645,509)	3,385,901	-	(150,502)	-
Voya Multi-Manager International Factors Fund - Class I	3,817,886	1,858,432	(678,133)	(1,215,506)	3,782,679	-	(21,725)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	878,680	183,006	(194,663)	(158,651)	708,372	-	(24,970)	-
Voya Small Cap Growth Fund - Class R6	-	618,535	(5,304)	(70,506)	542,725	-	(192)	-
Voya Small Company Fund - Class R6	-	1,030,893	(9,186)	(172,143)	849,564	-	(689)	-
Voya U.S. Stock Index Portfolio - Class I	6,089,443	3,689,142	(1,334,716)	(2,503,083)	5,940,786	6,200	299,220	626,500
VY® BrandywineGLOBAL - Bond Portfolio - Class I	846,869	993,107	(1,014,124)	(85,002)	740,850	7,413	(54,447)	37,289
VY® Columbia Contrarian Core Portfolio - Class I	2,835,273	1,008,607	(354,988)	(1,199,500)	2,289,392	14,110	125,771	397,938
VY® Invesco Comstock Portfolio - Class I	1,965,719	559,304	(1,009,350)	(262,229)	1,253,444	1,171	107,093	3,382
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,285,781	530,605	(1,722,801)	(93,585)	-	71	(286,562)	206,636
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,227,025	970,961	(580,773)	(910,498)	2,706,715	2,232	29,309	352,613
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,864	476,829	(192,937)	(394,829)	721,927	-	(48,679)	186,817
VY® T. Rowe Price Growth Equity Portfolio - Class I	3,058,730	1,490,324	(1,699,319)	(1,342,123)	1,507,612	-	20,888	287,085
	$35,703,912	$20,024,001	$(14,042,145)	$(12,064,909)	$29,620,859	$91,455	$(294,549)	$2,909,683

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,282,853.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(12,161,809)
Net Unrealized Depreciation	$(12,161,809)